NOTE 10– RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 11, 2020	Sep. 30, 2019	May 31, 2022	May 31, 2021	Nov. 30, 2019	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	May 31, 2022	Jan. 01, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to Related Parties, Current			$ 25,088			$ 25,088		$ 2,347	$ 476	$ 25,088
Accounts Payable, Related Parties, Current			1,049,341			1,049,341		933,434	5,504	1,049,341
Due from Related Parties, Current								$ 1,439	$ 87,581
Preferred Stock, Par or Stated Value Per Share			$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
[custom:SharesReturnedToCompany]						261,111
Loan Payable Zesty Studios [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Loans										$ 285,571
Zesty Studios [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from Related Parties, Current			$ 1,049,341			$ 1,049,341		$ 933,434		1,049,341
Guangzhou Shengshituhua Film [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension						5 years		5 years
Business Acquisition, Effective Date of Acquisition						Jun. 01, 2017		Jun. 01, 2017
Payments to Acquire Productive Assets						$ 500,000		$ 500,000
[custom:RoyaltyPercentageRate]						20.00%		20.00%
Royalty Expense			0	$ 15,360		$ 0	$ 30,720	$ 25,600	$ 61,440
Chief Executive Officer Amended [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Salaries, Current	$ 180,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	100,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001
C E O And C F O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Employees			51,250	$ 74,500		342,167	$ 258,837
Youall Perform Services L T D [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Payable, Related Parties, Current			0			0		1,439		0
Capitalized Computer Software, Additions		$ 128,000
Payments to Develop Software		$ 108,800
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Outstanding Balance											$ 19,200
Guangzhou Yuezhi Computer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net		10.00%
Capitalized Computer Software, Additions		$ 128,000
Payments to Develop Software		$ 108,800			$ 108,800
Zestv Studios Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Payable, Related Parties, Current			$ 763,770			$ 763,770		$ 933,434		$ 763,770